Recent accounting pronouncements	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent accounting pronouncements
Recent accounting pronouncements

(a)	Adoption of New Accounting Standards
Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity
In March 2013, the FASB issued Accounting Standard Update No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (ASU 2013-05). The objective of this Update is to resolve the diversity in practice about whether Subtopic 810-10, Consolidation-Overall, or Subtopic 830-30, Foreign Currency Matters-Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary within a foreign entity. The amendments became effective for the Company on January 1, 2014. Adoption of this guidance did not have a material impact on the Company’s Consolidated Financial Statements.
Financial Services - Investment Companies - Amendments to the Scope, Measurement, and Disclosure Requirements
In June 2013, the FASB issued Accounting Standard Update No. 2013-08, “Financial Services - Investment Companies - Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU 2013-08). The amendments in this Update change the assessment of whether an entity is an investment company by developing a new two-tiered approach for that assessment, which requires an entity to possess certain fundamental characteristics while allowing judgment in assessing other typical characteristics. The new approach requires an entity to assess all of the characteristics of an investment company and consider its purpose and determine whether it is an investment company. The amendments became effective for the Company on January 1, 2014. The Company performed an assessment and has concluded that the AlphaCat ILS funds meet the characteristics outlined in this Update and therefore will continue to be treated as investment companies. Adoption of this guidance did not have a material impact on the Company’s Consolidated Financial Statements.
Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists
In July 2013, the FASB issued Accounting Standard Update No. 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (ASU 2013-11). This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward is not available to settle any additional income taxes that would result from the disallowance of a tax position at the reporting date, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments became effective for the Company on January 1, 2014. Adoption of this guidance did not have a material impact on the Company’s Consolidated Financial Statements.

(b)	Recently Issued Accounting Standards Not Yet Adopted
In May 2014, the FASB issued Accounting Standard Update No. 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09). The guidance in this Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Earlier adoption is not permitted. The Company is currently evaluating the impact of this guidance on the Company’s Consolidated Financial Statements.
In June 2014, the FASB issued Accounting Standard Update No. 2014-12, “Compensation - Stock Compensation (Topic 718) - Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” (ASU 2014-12). The amendments in this Update apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target (for example, an initial public offering or a profitability target) could be achieved and still be eligible to vest in the award if and when the performance target is achieved. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Earlier adoption is permitted. The Company is currently evaluating the impact of this guidance; however, it is not expected to have a material impact on the Company's Consolidated Financial Statements.
In August 2014, the FASB issued Accounting Standard Update 2014-13, “Consolidation (Topic 810) - Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity” (ASU 2014-13). The fair value of the financial assets of a collateralized financing entity, as determined under GAAP, may differ from the fair value of its financial liabilities even when the financial liabilities have recourse only to the financial assets. The amendments in this Update provide an alternative to Topic 820 for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity to eliminate that difference. The amendments in this Update are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted as of the beginning of an annual period. The Company is currently evaluating the impact of this guidance on the Company’s Consolidated Financial Statements.
In August 2014, the FASB issued Accounting Standard Update 2014-15, “Presentation of Financial Statements - Going Concern - Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (ASU 2014-15). The amendments in this Update require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company has evaluated the impact of this guidance, it will not have a material impact on the Company's Consolidated Financial Statements.
In February 2015, the FASB issued Accounting Standard Update 2015-02, “Consolidation (Topic 810) Amendments to the Consolidation Analysis” (ASU 2015-02). The amendments in this update modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities. The amendment also eliminates the presumption that a general partner should consolidate a limited partnership and affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships. The amendment also provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The amendments in this Update are effective for interim and annual periods beginning after December 15, 2015. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on the Company’s Consolidated Financial Statements.